Stock Option Plans (Narrative) (Details) (USD $)	12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 2006 Employee Stock Option Plan [Member] Stock Options [Member]	Dec. 31, 2013 2006 Employee Stock Option Plan [Member] Qualified Incentive Stock Options [Member] Minimum [Member]	Dec. 31, 2013 2006 Employee Stock Option Plan [Member] Nonqualified Stock Options [Member]	Jan. 01, 2001 2001 Directors' Stock Option Plan [Member] Stock Options [Member]	Jan. 02, 2011 2011 Directors' Stock Option Plan [Member] Stock Options [Member]	Dec. 31, 2013 2011 Directors' Stock Option Plan [Member] Stock Options [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value				$ 2,900,000
Number of shares authorized under stock option plan							1,000,000			343,100	200,000
Exercise price of stock options, percent of fair market value								100.00%	100.00%			100.00%
Requisite service period under stock option plan							1 year
Award vesting period under stock option plan	1 year						4 years
Period from grant date to expiration under stock option plan							10 years
Total compensation cost not yet recognized				1,600,000
Total compensation cost not yet recognized, period for recognition, upper limit				4 years
Total compensation cost not yet recognized, period for recognition, weighted average				2 years 2 months 12 days
Proceeds from stock options exercised	304,000	0	0
Fair value assumptions, risk-free interest rate				1.40%	1.70%	3.00%
Fair value assumptions, expected volatility rate				41.00%	48.00%	46.00%
Fair value assumptions, expected forfeiture rate				11.20%	9.04%	1.67%
Fair value assumptions, weighted average expected term				7 years 6 months	7 years 6 months	7 years 6 months
Stock options vesting percentage	25.00%	25.00%	25.00%
Weighted average grant date fair value	$ 7.55			$ 7.55	$ 5.99	$ 6.42
Share-based compensation expense				948,000	1,100,000	1,200,000
Tax benefit from share-based compensation expense				169,000	171,000	203,000
Stock options exercisable, intrinsic value				183,000	0	0
Stock options outstanding, intrinsic value				$ 2,900,000
Stock options exercised, paid with stock				2,281
Stock options exercisable, weighted average remaining contractual life				4 years 1 month 6 days